Fees Summary	Mar. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,882,000.00
Previously Paid Amount	0.00
Total Fee Amount	674.20
Total Offset Amount	0.00
Net Fee	674.20
Narrative - Max Aggregate Offering Price	$ 4,882,000.00
Final Prospectus	true